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Loan ID	Borrower	Property State	Default Status	Due Date	Reason For Default	Current Occupancy	First Vacancy Date	Bankruptcy?	Last Filing Date	Bankruptcy Chapter	Bankruptcy Comment	Foreclosure?	Last FC Stage	Foreclosure Comment	Loss Mitigation?	Damage Flag	Damage Comment	Exception	Exception Type	Exception Comments	Summary Comment
8112754	xxx	MA	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112756	xxx	MI	Current	5/1/2016	Death of Family Member	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112788	xxx	MI	Current	6/1/2016	Illness	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112790	xxx	NJ	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112791	xxx	OH	Current	5/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112792	xxx	FL	Current	5/1/2016	Excessive Obligations	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112793	xxx	PA	Current	5/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112795	xxx	IL	Current	5/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112796	xxx	OH	Current	5/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112797	xxx	NC	Current	5/1/2016	Illness	Owner		Never				Never			Never	Yes

Property damage was first noted on 11/5/2015 at which time the borrower advised that plumbing issues created water damage to the property. Notes on 11/06/2015 indicate the incident occurred on 10/20/2015 and the borrower received an insurance claim check in the amount of $8,135. No additional notes regarding the completion of repairs are observed during the review period.

																		Yes	Property Damage

Property damage was first noted on 11/5/2015 at which time the borrower advised that plumbing issues created water damage to the property. Notes on 11/06/2015 indicate the incident occurred on 10/20/2015 and the borrower received an insurance claim check in the amount of $8,135. No additional notes regarding the completion of repairs are observed during the review period.

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: Property damage was first noted on 11/5/2015 at which time the borrower advised that plumbing issues created water damage to the property. Notes on 11/06/2015 indicate the incident occurred on 10/20/2015 and the borrower received an insurance claim check in the amount of $8,135. No additional notes regarding the completion of repairs are observed during the review period.
PROPERTY CONDITION: Property damage was first noted on 11/5/2015 at which time the borrower advised that plumbing issues created water damage to the property. Notes on 11/06/2015 indicate the incident occurred on 10/20/2015 and the borrower received an insurance claim check in the amount of $8,135. No additional notes regarding the completion of repairs are observed during the review period.

8112800	xxx	FL	Loss Mitigation	5/1/2016	Curtailment of Income	Owner		Never				Previously	Close and Bill

This loan was referred to the foreclosure attorney on xxx. A foreclosure hold was raised on xxx for original loan documents which was resolved on xxx. The complaint was filed on xxx and an additional foreclosure hold was raised on xxx for a loss mitigation workout. The borrower agreed to a repayment plan and the foreclosure file was closed and billed on xxx

															Currently	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: This loan was referred to the foreclosure attorney on 10/XX/2015. A foreclosure hold was raised on xxx for original loan documents which was resolved on xxx The complaint was filed on xxx and an additional foreclosure hold was raised on xxx for a loss mitigation workout. The borrower agreed to a repayment plan and the foreclosure file was closed and billed on xxx.
LOSS MITIGATION: The borrower is currently performing under a repayment plan. As of 5/14/2016, the repayment plan was documented as being current. The repayment plan is a 12 month repayment plan with payments in the amount of $1,405.52.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112855	xxx	TX	Current	5/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112856	xxx	GA	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112857	xxx	OH	Current	5/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112859	xxx	OH	Current	5/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112860	xxx	MI	Current	5/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112861	xxx	PA	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112862	xxx	PA	Current	5/1/2016	Not Determined	Not Determined		Previously		13	Chapter 13 bankruptcy (case xxx) was discharged xxx; filing date is unknown. There is also a prior chapter 7 bankruptcy (xxx) filed by the borrower xxx which was discharged xxx.	Never			Never	No		No

BANKRUPTCY: Chapter 13 bankruptcy (xxx)  was discharged xxx filing date is unknown. There is also a prior chapter 7 bankruptcy (case xxx) filed by the borrower xxx which was discharged xxx.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112863	xxx	MI	Current	5/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

8112864	xxx	OH	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

Loan ID	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment
8112539	xxx	MO	9/1/2016	9/1/2015	7/19/2016		Not Determined		Never			Never				Never				No
8112909	xxx	DC	9/1/2016				Owner		Never			Never				Previously	Loan Modification	Loan Modification Completed

• The borrower was approved for an investor proprietary modification on 11/XX/2015 and the documents were sent to the borrower with a return date of 12/XX/2015. The executed documents from the borrower were received on 12/XX/2015; however, the documents had to be re-drawn and re-executed. The final executed documents were received on 1/XX/2016. The modification became effective on 12/XX/2015 with a new UPB of $559,882.75, a new interest rate of 6.1250%, a deferred amount of $9,661.71 and a new payment amount of $3,164.81.

No
8113153	xxx	PA	9/1/2016				Owner		Never			Never				Previously	Payment Deferral

A deferral solicitation was sent to the borrower 4/26/2016 with a signed agreement due before 5/1/2016. A signed deferral agreement was received on 4/XX/2016 and the servicer advanced the due date to 5/1/2016. Comments on 4/30/2016 indicated the April 2016 payment was due at maturity.

No
8112970	xxx	MD	8/1/2016			Not Determined	Owner		Never			Never				Previously	Loan Modification	Loan Modification Approved	A loan modification was completed with an effective date of 11/XX/2015.	No
8112554	xxx	MD	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Previously	Payment Deferral

Commentary dated 08/15/2016 indicated the account was approved for a one month extension which was applied to the account making the account next due for 09/XX/2016 with a new maturity date of 07/2037.

No
8112972	xxx	AZ	9/1/2016				Not Determined		Never			Never				Previously	Repayment Plan		Commentary dated 1/11/2016 shows a repayment plan confirmation letter sent and shows end date 1/19/2016. No other notes as of the review were mentioned regarding the repayment plan	No
8113213	xxx	IL	9/1/2016				Not Determined		Never			Never				Previously	Payment Deferral

On 8/4/2015 comments indicate the investor approved a four month extension with a down payment of $2500.00. A deferral agreement was sent to the borrower on 8/XX/2015 for execution. The agreement was received back on 8/XX/2015. The new next due date was for 9/XX/2015 with a new maturity date of 8/1/2050.

No
8113198	xxx	IN	8/22/2016			Not Determined	Not Determined		Never			Never				Previously	Payment Deferral		Per a comment on 5/31/2016, a deferral program agreement was approved to defer May of 2016 payment until maturity and advanced the due date to 6/1/2016.	No
8113194	xxx	NY	9/1/2016				Owner		Never			Never				Previously	Loan Modification	Loan Modification Completed

Per comments dated 9/17/2015 the customer called to advise they were interested in a loan modification at which time the customer was advised how to download the package. Comments on 10/20/2015 indicate an incomplete modification package was received and that the borrower was advised what information was needed. On 12/XX/2015, the stipulation documents were sent to the borrower indicating that a down payment in the amount of $2228.00 and three stipulation payments in the amount of $1975.00 were required. The down payment was due by 12/16/2015 and the first stipulation payment due by 1/1/2016. The loan modification was completed on 4/XX/2016 with the following terms;  effective 4/XX/2016, unpaid principal balance of $275,836.10, interest rate of 5%, principal and interest payment of $1330.07, maturity date of 3/1/2056.

No
8113243	xxx	CA	9/1/2016	9/1/2015	2/11/2016		Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	Per comments of 7/13/2016 the loan was modified in 2014, no other information is noted within the servicing period.	No
8112573	xxx	NM	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	Prior to the review period, the borrower completed a loan modification. There are several comments confirming that the HAMP incentives were being paid out.	No
8112578	xxx	NC	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	The account was previously modified outside the reviewer period; commentary dated 07/27/2016, 06/27/2016, 05/27/2016, and 04/27/2016 references HAMP incentives being applied to the account.	No
8113084	xxx	TN	9/1/2016				Owner		Never			Never				Previously	Payment Deferral		The April 2016 payment was deferred until the maturity date and the due date was advanced to 5/1/2016.	No
8112920	xxx	NY	9/1/2016				Owner		Never			Never				Previously	Payment Deferral

The borrower requested a payment deferral on 6/24/2016 as they did not have enough funds to make the June 2016 payment. The deferral was submitted to special loans on 6/28/2016 and as such, the deferral program agreement to defer the June 2016 payment until maturity was processed accordingly.

No
8113139	xxx	IL	9/1/2016				Owner		Never			Never				Previously	Payment Deferral

The borrower requested a payment deferral on 7/25/2016 as they did not have enough funds to make the July 2016 payment. The deferral was submitted to special loans and as such, the deferral program agreement to defer the July 2016 payment until maturity was processed on 7/27/2016.

Yes

According to a comment dated 8/9/2016, the borrower received an insurance claim check in the amount of $10,000 due to weather damage that occurred in August 2015. Additionally, two checks in the amount of $4,905.19 and $5,228.93 were issued for the borrowers on 8/23/2016; however, as the funds are over $10,000, manager’s approval is required to endorse the check. No further information was identified in the review period.

8112932	xxx	KY	9/7/2016				Owner		Never			Never				Previously	Repayment Plan

The Borrower requested a repayment plan on 06/11/2015, prior to the review period.  The Borrower was advised on 07/23/2015 to pay the repayment plan amount, although no formal approval was noted.  The Borrower missed the 08/2015 repayment plan amount and made that payment on 09/03/2015.  On 11/3/2015, the plan was broken and on 11/9/2015 the plan was canceled due to non-performance.  On 11/13/2015, a repayment plan was sent for investor approval and the deal was countered; however, there was no information on what the counteroffer was.  On 5/26/2016 the repayment plan was canceled for customer non-performance.

No
8112853	xxx	VA	9/1/2016				Not Determined		Never			Never				Previously	Payment Deferral

The borrower requested a two-month payment deferment on 11/1/2015 due to financial hardship. The investor granted a one-month deferment for the November 2015 payment; however, there is no indication that the borrower signed the agreement.

No
8113026	xxx	OH	9/1/2016				Not Determined		Never			Never				Previously	Payment Deferral		The July 2016 payment was deferred until the maturity of the loan and the due date advanced to 8/1/2016.	No
8113226	xxx	MA	9/1/2016				Owner		Never			Never				Previously	Loan Modification	Loan Modification Completed	The loan was approved for a HAMP trial modification prior to the review period. The HAMP modification was completed on 12/XX/2015. No other details are noted.	No
8112961	xxx	CA	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed

The loan was in a stipulation to modification agreement at the time of the start of the review period.  Per comments on 11/20/2015 the modification was completed with the following terms; effective date 12/XX/2015, unpaid principal balance $314,917.70, interest rate of 5.875%, principal and interest payment of $1705.36 and new maturity date 11/1/2055.

No
8113055	xxx	NY	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed

The loan was in loss mitigation at the start of the review period.  Per comments on 12/11/2015 the loan modification was completed on 12/XX/2015 with the following terms; effective date 1/XX/2016, unpaid principal balance of $547,927.21, interest rate of 5%, principal and interest payment of $2642.09 and maturity date of 12/1/2055.

No
8112552	xxx	AL	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Previously	Payment Deferral

The servicer offered the borrower a forbearance plan which provided a two month payment deferral and the borrower accepted.   The forbearance plan was approved and started on 6/XX/2016.  The notes indicate the two month payment extension will make the next payment due 7/XX/2016 and new maturity date of 5/2049.

No
8112772	xxx	LA	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed

There is evidence of a prior completed loan modification.  Comments on 01/27/2016 indicate that a HAMP incentive payment was posted. No other details are noted about the previous modification within the servicing period. The pay history also indicates the application of HAMP incentive payments posted to the loan 10/27/2014 and 10/27/2015 in the amounts of $916.67 and $833.33 .

No
8113227	xxx	MO	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed

There is evidence of a prior completed loan modification.  Per the pay history on 02/27/2015 and 02/29/2016, HAMP incentive payments were applied to the loan in the amount of $532.65 and $639.18.   Comments on 02/29/2016 also indicate that the HAMP incentive payments were posted to the loan.  No other details are noted about the prior completed loan modification.

No
8112574	xxx	IL	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed

There is evidence of a prior completed loan modification.  Per the pay history on 05/27/2016, a HAMP incentive payment was applied to the loan in the amount of $1000.  Comments on 05/27/2016 also indicate that monthly HAMP incentive has been posted.  No other details are noted about the prior completed loan modification during the review period.

No
8113242	xxx	MS	9/1/2016	9/1/2015	2/11/2016		Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed

There is evidence of a prior completed loan modification.  Per the pay history on 06/27/2016, a HAMP incentive payment was applied to the loan in the amount of $916.67.  Comments on 06/27/2016 also indicate that a monthly HAMP incentive has been posted.  No other details are noted about the prior completed loan modification during the review period.

No
8112656	xxx	TX	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed

There is evidence of a prior completed loan modification.  Per the pay history on 08/27/2015 and 08/26/2016, HAMP incentive payments were applied to the loan in the amount of $833.33 and $5000.  Comments on 08/27/2015 and 08/26/2016 also indicate that monthly HAMP incentives have been posted.  No other details are noted about the prior completed loan modification during the review period.

No
8112629	xxx	MI	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed

There is evidence of a prior completed loan modification.  Per the pay history on 08/27/2015 and 08/26/2016, HAMP incentive payments were applied to the loan in the amount of $833.33 and $5000.  Comments on 08/27/2015 and 08/26/2016 also indicate that the HAMP incentive payments were posted to the loan.  No other details are noted about the prior completed loan modification.

No
8112594	xxx	AZ	9/1/2016				Not Determined		Never			Never				Previously		Loan Modification Completed

There is evidence of a prior completed loan modification.  Per the pay history on 12/29/2014 and 12/28/2015, HAMP incentive payments were applied to the loan.  Commentary on 12/28/2015 also indicates that the HAMP incentive was posted to the loan.  No other details are noted about the completed loan modification.

No
8112849	xxx	WI	9/1/2016				Occupied by Unknown		Never			Never				Previously	Loan Modification	Loan Modification Completed

There is evidence of a prior completed loan modification.  The pay history reflects a HAMP incentive payment applied on 03/29/2016. Comments on 03/29/2016 also indicate that monthly HAMP incentive has been posted.  No other details are noted about the prior completed loan modification during the review period.

No
8112816	xxx	IL	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed

There is evidence of a prior completed loan modification. Comments on 02/29/2016 indicate that the monthly HAMP incentives posted and the pay history also reflects HAMP incentive payments applied on 02/27/2015 and 02/29/2016 in the amounts of $547.16 and $5000.

No
8112770	xxx	TN	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed

There is evidence of a prior loan modification.  Comments on 10/27/2015 indicate HAMP incentive posted.  The pay history on 10/27/2014 and 10/27/2015 indicates that HAMP payment incentives were posted in the amount of $378.44 and $473.05.  No other details are noted regarding the prior loan modification.  Comments on 12/11/2015 indicate that the borrower wanted an extension for the December payment due to the borrower paying out of pocket for their wrecked car. Comments on 12/18/2015 indicate that the investor approved a one month extension.  On 12/XX/2015, the extension was activated with a next due date of 01/XX/2016. The borrower also wanted to make a partial payment of $775.  $774.94 was applied to uncollected fees and $.06 was applied to escrow.  Comments on 12/31/2015 indicate that the Extension Agreement was received.

No
8112631	xxx	MO	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	There is evidence that the loan was modified prior to the preview period. Comments on 02/29/2016 indicate that a HAMP incentive payment was posted to the account. No other details are noted.	No
8112813	xxx	CA	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	There is evidence that the loan was modified prior to the review period. Comments on 09/25/2015 indicate that a HAMP incentive was applied to the loan. No other details are noted.	No
8112867	xxx	IN	9/1/2016				Not Determined		Never			Never				Never				No
8113027	xxx	TN	8/1/2016			Curtailment of Income	Not Determined		Never			Never				Never				No
8113241	xxx	NY	9/1/2016	9/1/2015	2/11/2016		Not Determined		Never			Never				Never				No
8112497	xxx	GA	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No
8112498	xxx	CA	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No
8112500	xxx	ID	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No
8112501	xxx	CA	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No
8112511	xxx	PA	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No
8112520	xxx	AR	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No
8112538	xxx	CA	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No
8112550	xxx	AL	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No
8112588	xxx	KS	9/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No
8113008	xxx	HI	9/1/2016				Owner		Never			Never				Never				No
8112506	xxx	MI	9/1/2016	9/1/2015	1/19/2016		Not Determined		Never			Never				Never				No
8112503	xxx	FL	9/1/2016	9/1/2015	10/18/2015		Not Determined		Never			Never				Never				No
8112517	xxx	CA	9/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No
8112518	xxx	FL	9/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No
8112536	xxx	GA	9/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No
8112551	xxx	CA	9/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No
8112586	xxx	CA	9/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No
8113206	xxx	TX	8/28/2016			Not Determined	Not Determined		Never			Never				Never				No
8113230	xxx	MO	9/1/2016				Not Determined		Never			Never				Never				No
8112584	xxx	NY	9/1/2016	9/1/2015	2/11/2016		Not Determined		Never			Never				Never				No
8113240	xxx	KY	9/1/2016	9/1/2015	2/11/2016	Not Determined	Not Determined		Never			Never				Never				No
8112583	xxx	FL	9/1/2016	9/1/2015	2/11/2016		Not Determined		Never			Never				Never				No
8112505	xxx	FL	9/1/2016				Not Determined		Never			Never				Never				No
8113246	xxx	CA	9/1/2016	9/1/2015	2/11/2016		Not Determined		Never			Never				Never				No
8112527	xxx	NY	9/1/2016	9/1/2015	2/2/2016		Not Determined		Never			Never				Never				No
8112544	xxx	CO	10/1/2016	9/1/2015	2/2/2016		Not Determined		Never			Never				Never				No
8112546	xxx	WI	9/1/2016	9/1/2015	2/2/2016		Not Determined		Never			Never				Never				No
8112526	xxx	WI	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112528	xxx	IL	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112545	xxx	NY	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112553	xxx	CO	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112556	xxx	SC	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112557	xxx	GA	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112558	xxx	FL	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112559	xxx	OH	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112561	xxx	IL	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112562	xxx	IL	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112563	xxx	IL	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112564	xxx	CA	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112568	xxx	NC	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112572	xxx	GA	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112576	xxx	CA	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No
8112577	xxx	FL	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Never				No
8112848	xxx	NY	9/1/2016				Not Determined		Never			Never				Never				No
8113177	xxx	NY	8/1/2016			Curtailment of Income	Not Determined		Never			Never				Never				No
8112617	xxx	CA	10/1/2016				Not Determined		Never			Never				Never				No
8112628	xxx	PA	10/1/2016				Not Determined		Never			Never				Never				No
8112775	xxx	OH	10/1/2016				Not Determined		Never			Never				Never				No
8112780	xxx	SC	9/1/2016				Not Determined		Never			Never				Never				No
8112786	xxx	WA	9/1/2016				Not Determined		Never			Never				Never				No
8113010	xxx	AZ	9/1/2016				Owner		Never			Never				Never				No
8112851	xxx	NY	9/1/2016				Not Determined		Never			Never				Never				No
8113037	xxx	IL	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No
8112868	xxx	NE	8/1/2016			Illness	Not Determined		Never			Never				Never				No
8113074	xxx	SC	9/1/2016				Owner		Never			Never				Never				No
8112895	xxx	OH	9/1/2016				Not Determined		Never			Never				Never				No
8113189	xxx	VA	8/1/2016			Excessive Obligations	Not Determined		Never			Never				Never				No
8112912	xxx	SC	9/1/2016				Not Determined		Never			Never				Never				No
8112919	xxx	CA	9/1/2016				Not Determined		Never			Never				Never				No
8112922	xxx	IN	8/1/2016			Excessive Obligations	Not Determined		Never			Never				Never				No
8112903	xxx	VA	9/1/2016				Not Determined		Never			Never				Never				No
8112890	xxx	KS	8/1/2016			Curtailment of Income	Owner		Never			Never				Never				No
8113064	xxx	NY	8/1/2016			Curtailment of Income	Owner		Never			Never				Never				No
8112967	xxx	MA	9/1/2016				Not Determined		Never			Never				Never				No
8112978	xxx	TN	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No
8112996	xxx	OK	9/1/2016				Not Determined		Never			Never				Never				No
8112729	xxx	IA	9/4/2016				Not Determined		Never			Never				Never				No
8113013	xxx	TX	9/1/2016				Not Determined		Never			Never				Never				No
8113016	xxx	GA	8/1/2016			Curtailment of Income	Not Determined		Never			Never				Never				No
8112930	xxx	CO	9/1/2016				Not Determined		Never			Never				Never				No
8113024	xxx	NY	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No
8112549	xxx	WI	9/1/2016	9/1/2015	10/18/2015		Not Determined		Never			Never				Never				No
8113070	xxx	TX	9/1/2016				Not Determined		Never			Never				Never				No
8113041	xxx	IL	9/1/2016				Not Determined		Never			Never				Never				No
8113047	xxx	LA	9/1/2016				Not Determined		Never			Never				Never				No
8112981	xxx	AZ	8/1/2016			Curtailment of Income	Not Determined		Never			Never				Never				No
8113075	xxx	FL	9/1/2016				Not Determined		Never			Never				Never				No
8112760	xxx	OH	9/15/2016				Not Determined		Never			Never				Never				No
8113100	xxx	FL	9/1/2016				Owner		Never			Never				Never				No
8113151	xxx	AL	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No
8113163	xxx	PA	9/1/2016				Not Determined		Never			Never				Never				No
8113175	xxx	CO	9/1/2016				Not Determined		Never			Never				Never				No
8112547	xxx	MD	10/1/2016				Not Determined		Never			Never				Never				No
8113188	xxx	IL	9/1/2016				Not Determined		Never			Never				Never				No
8112548	xxx	GA	9/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No
8112504	xxx	CA	9/1/2016				Not Determined		Never			Never				Never				No
8112585	xxx	CA	9/1/2016	9/1/2015	2/11/2016		Not Determined		Never			Never				Never				No
8113190	xxx	PA	9/1/2016				Occupied by Unknown		Never			Never				Never				No
8112784	xxx	IN	9/1/2016				Not Determined		Never			Never				Never				No
8112809	xxx	NY	9/1/2016				Not Determined		Never			Never				Never				No
8112812	xxx	NC	9/1/2016				Not Determined		Never			Never				Never				No
8112819	xxx	CA	9/1/2016				Not Determined		Never			Never				Never				No
8112839	xxx	PA	8/30/2016				Not Determined		Never			Never				Never				No
8113183	xxx	CO	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No
8113130	xxx	SC	9/1/2016				Not Determined		Never			Never				Never				No
8113202	xxx	NV	9/1/2016				Not Determined		Never			Never				Never				No
8113030	xxx	NJ	8/1/2016			Excessive Obligations	Owner		Never			Never				Never				No
8112507	xxx	CA	9/1/2016				Not Determined		Never			Never				Never				No
8112521	xxx	CA	9/1/2016				Not Determined		Never			Never				Never				No
8112525	xxx	IN	9/1/2016				Not Determined		Never			Never				Never				No
8112499	xxx	WI	9/1/2016				Not Determined		Never			Never				Never				No
8112785	xxx	NM	9/1/2016				Not Determined		Never			Never				Never				No
8113238	xxx	OH	9/1/2016				Not Determined		Never			Never				Never				No
8112587	xxx	MO	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	This account was approved for a HAMP modification prior to the servicing review period. Per servicing comments dated 8/11/2015 and 1/27/2016 HAMP incentives were posted to the account.	No
8113231	xxx	CA	9/1/2016				Not Determined		Never			Previously	7	xxx	xxx	Never				No
8112502	xxx	CA	9/1/2016	9/1/2015	1/18/2016	Not Determined	Not Determined		Never			Currently	13	xxx	xxx	Never				No
8112534	xxx	GA	9/1/2016	9/1/2015	7/19/2016		Not Determined		Never			Previously		xxx	xxx	Never				No
8112522	xxx	CA	9/1/2016			Not Determined	Not Determined		Never			Currently	13

The account is in active Chapter 13 Bankruptcy; the bankruptcy was filed prior to review period, case number and filing dated are not disclosed in the commentary.  As per a conversation with the borrowers on 10/08/2015, the borrower advised they are current and will make post-petition payments directly to the Servicer. The proof of claim referral sent to the attorney on 10/XX/2015. There was a proof of claim filed on 07/XX/2016. The borrower is current on their payments.

																Never				No
8113244	xxx	GA	9/1/2016	9/1/2015	2/11/2016	Not Determined	Not Determined		Never			Currently	13	xxx	xxx	Never				No
8112531	xxx	NC	9/1/2016	9/1/2015	7/19/2016		Not Determined		Never			Previously		xxx	xxx	Never				No

Loan ID	Borrower	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
8112539	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016	FORECLOSURE: There is no evidence of foreclosure action on this loan BANKRUPTCY: LOSS MITIGATION: PROPERTY DAMAGE: There is no evidence of property damage. EXCEPTIONS: No exceptions were identified.
8112909	xxx	Current	No

The last property inspection dated 11/30/2015 indicates the property is owner occupied. Prior to the servicing review period, this account was approved for a repayment plan with a first due date of 9/XX/2015 and subsequently approved for an investor proprietary modification on 11/XX/2015.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: • The borrower was approved for an investor proprietary modification on 11/XX/2015 and the documents were sent to the borrower with a return date of 12/4/2015. The executed documents from the borrower were received on 12/2/2015; however, the documents had to be re-drawn and re-executed. The final executed documents were received on 1/5/2016. The modification became effective on 12/XX/2015 with a new UPB of $559,882.75, a new interest rate of 6.1250%, a deferred amount of $9,661.71 and a new payment amount of $3,164.81.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection dated 11/30/2015 indicates the property is owner occupied. Prior to the servicing review period, this account was approved for a repayment plan with a first due date o 9/XX/2015 and subsequently approved for an investor proprietary modification on 11/XX/2015.

8113153	xxx	Current	No			The property was inspected on 4/25/2016 and determined to be occupied by the original owner.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A deferral solicitation was sent to the borrower 4/26/2016 with a signed agreement due before 5/1/2016. A signed deferral agreement was received on 4XX9/2016 and the servicer advanced the due date to 5/XX/2016. Comments on 4/30/2016 indicated the April 2016 payment was due at maturity.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The property was inspected on 4/25/2016 and determined to be occupied by the original owner.

8112970	xxx	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A loan modification was completed with an effective date of 11XX/2015.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112554	xxx	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary dated 08/15/2016 indicated the account was approved for a one month extension which was applied to the account making the account next due for 09/XX/2016 with a new maturity date of 07/2037.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112972	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary dated 1/11/2016 shows a repayment plan confirmation letter sent and shows end date 1/19/2016. No other notes as of the review were mentioned regarding the repayment plan
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113213	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: On 8/4/2015 comments indicate the investor approved a four month extension with a down payment of $2500.00. A deferral agreement was sent to the borrower on 8/21/2015 for execution. The agreement was received back on 8/25/2015. The new next due date was for 9/XX/2015 with a new maturity date of 8/1/2050.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113198	xxx	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per a comment on 5/31/2016, a deferral program agreement was approved to defer May of 2016 payment until maturity and advanced the due date to 6/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113194	xxx	Current	No			Per comments dated 2/22/2016 the property is owner occupied per the inspection completed on 2/19/2016.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments dated 9/17/2015 the customer called to advise they were interested in a loan modification at which time the customer was advised how to download the package. Comments on 10/20/2015 indicate an incomplete modification package was received and that the borrower was advised what information was needed. On 12/1/2015, the stipulation documents were sent to the borrower indicating that a down payment in the amount of $2228.00 and three stipulation payments in the amount of $1975.00 were required. The down payment was due by 12/16/2015 and the first stipulation payment due by 1/1/2016. The loan modification was completed on 4/XX/2016 with the following terms;  effective 4/XX/2016, unpaid principal balance of $275,836.10, interest rate of 5%, principal and interest payment of $1330.07, maturity date of 3/1/2056.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per comments dated 2/22/2016 the property is owner occupied per the inspection completed on 2/19/2016.

8113243	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.

The comments on 8/02/2016 indicate an inspection was completed on 7/15/16 and results show no visible damages, car in the driveway, utilities on, personal property present, there were no comments as the actual occupancy.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments of 7/13/2016 the loan was modified in 2014, no other information is noted within the servicing period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The comments on 8/02/2016 indicate an inspection was completed on 7/15/16 and results show no visible damages, car in the driveway, utilities on, personal property present, there were no comments as the actual occupancy.

8112573	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Prior to the review period, the borrower completed a loan modification. There are several comments confirming that the HAMP incentives were being paid out.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112578	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was previously modified outside the reviewer period; commentary dated 07/27/2016, 06/27/2016, 05/27/2016, and 04/27/2016 references HAMP incentives being applied to the account.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113084	xxx	Current	No			Comments dated 5/4/2016 indicate the deferral agreement was received and approved, the 4/2016 payment was to be deferred and the due date was advanced to 5/XX/2016.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The April 2016 payment was deferred until the maturity date and the due date was advanced to 5/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments dated 5/4/2016 indicate the deferral agreement was received and approved, the 4/2016 payment was to be deferred and the due date was advanced to 5/XX/2016.

8112920	xxx	Current	No			The borrower was approved for a one month deferral for June 2016.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The borrower requested a payment deferral on 6/24/2016 as they did not have enough funds to make the June 2016 payment. The deferral was submitted to special loans on 6/28/2016 and as such, the deferral program agreement to defer the June 2016 payment until maturity was processed accordingly.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower was approved for a one month deferral for June 2016.

8113139	xxx	Current	Yes	Property Damage

According to a comment dated 8/9/2016, the borrower received an insurance claim check in the amount of $10,000 due to weather damage that occurred in August 2015. Additionally, two checks in the amount of $4,905.19 and $5,228.93 were issued for the borrowers on 8/23/2016; however, as the funds are over $10,000, manager’s approval is required to endorse the check. No further information was identified in the review period.

						The last inspection was completed on 07/22/2016 and the subject was owner occupied.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The borrower requested a payment deferral on 7/25/2016 as they did not have enough funds to make the July 2016 payment. The deferral was submitted to special loans and as such, the deferral program agreement to defer the July 2016 payment until maturity was processed on 7/27/2016.
PROPERTY DAMAGE: According to a comment dated 8/9/2016, the borrower received an insurance claim check in the amount of $10,000 due to weather damage that occurred in August 2015. Additionally, two checks in the amount of $4,905.19 and $5,228.93 were issued for the borrowers on 8/23/2016; however, as the funds are over $10,000, manager’s approval is required to endorse the check. No further information was identified in the review period.
EXCEPTIONS: According to a comment dated 8/9/2016, the borrower received an insurance claim check in the amount of $10,000 due to weather damage that occurred in August 2015. Additionally, two checks in the amount of $4,905.19 and $5,228.93 were issued for the borrowers on 8/23/2016; however, as the funds are over $10,000, manager’s approval is required to endorse the check. No further information was identified in the review period.
ADDITIONAL INFORMATION: The last inspection was completed on 07/22/2016 and the subject was owner occupied.

8112932	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The Borrower requested a repayment plan on 06/11/2015, prior to the review period.  The Borrower was advised on 07/23/2015 to pay the repayment plan amount, although no formal approval was noted.  The Borrower missed the 08/2015 repayment plan amount and made that payment on 09/03/2015.  On 11/3/2015, the plan was broken and on 11/9/2015 the plan was canceled due to non-performance.  On 11/13/2015, a repayment plan was sent for investor approval and the deal was countered; however, there was no information on what the counteroffer was.  On 5/26/2016 the repayment plan was canceled for customer non-performance.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112853	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The borrower requested a two-month payment deferment on 11/1/2015 due to financial hardship. The investor granted a one-month deferment for the November 2015 payment; however, there is no indication that the borrower signed the agreement.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113026	xxx	Current	No

Commentary noted 7/12/2016 the borrower called in reference to the deferral letter received and if qualified for the deferral program. On 7/15/2016, the Servicer received the signed deferral letter and was forward for processing. The July 2016 payment was deferred until maturity date was processed 7/18/2016, advancing the due date to 8/XX/2016.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The July 2016 payment was deferred until the maturity of the loan and the due date advanced to 8/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary noted 7/12/2016 the borrower called in reference to the deferral letter received and if qualified for the deferral program. On 7/15/2016, the Servicer received the signed deferral letter and was forward for processing. The July 2016 payment was deferred until maturity date was processed 7/18/2016, advancing the due date to 8/XX/2016.

8113226	xxx	Current	No			The last inspection completed on 01/01/2016 indicated the property was owner occupied.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The loan was approved for a HAMP trial modification prior to the review period.  The HAMP modification was completed on 12XX/2015. No other details are noted.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last inspection completed on 01/01/2016 indicated the property was owner occupied.

8112961	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The loan was in a stipulation to modification agreement at the time of the start of the review period.  Per comments on 11/20/2015 the modification was completed with the following terms; effective da 12/XX/2015, unpaid principal balance $314,917.70, interest rate of 5.875%, principal and interest payment of $1705.36 and new maturity date 11/1/2055.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113055	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The loan was in loss mitigation at the start of the review period.  Per comments on 12/11/2015 the loan modification was completed on 12/XX/2015 with the following terms; effective date 1/1/2016, unpaid principal balance of $547,927.21, interest rate of 5%, principal and interest payment of $2642.09 and maturity date of 12/1/2055.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112552	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The servicer offered the borrower a forbearance plan which provided a two month payment deferral and the borrower accepted.   The forbearance plan was approved and started on 6/22/2016.  The notes indicate the two month payment extension will make the next payment due 7/XX/2016 and new maturity date of 5/2049.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112772	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior completed loan modification.  Comments on 01/27/2016 indicate that a HAMP incentive payment was posted. No other details are noted about the previous modification within the servicing period. The pay history also indicates the application of HAMP incentive payments posted to the loan 10/27/2014 and 10/27/2015 in the amounts of $916.67 and $833.33 .
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113227	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior completed loan modification.  Per the pay history on 02/27/2015 and 02/29/2016, HAMP incentive payments were applied to the loan in the amount of $532.65 and $639.18.   Comments on 02/29/2016 also indicate that the HAMP incentive payments were posted to the loan.  No other details are noted about the prior completed loan modification.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112574	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior completed loan modification.  Per the pay history on 05/27/2016, a HAMP incentive payment was applied to the loan in the amount of $1000.  Comments on 05/27/2016 also indicate that monthly HAMP incentive has been posted.  No other details are noted about the prior completed loan modification during the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113242	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior completed loan modification.  Per the pay history on 06/27/2016, a HAMP incentive payment was applied to the loan in the amount of $916.67.  Comments on 06/27/2016 also indicate that a monthly HAMP incentive has been posted.  No other details are noted about the prior completed loan modification during the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112656	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior completed loan modification.  Per the pay history on 08/27/2015 and 08/26/2016, HAMP incentive payments were applied to the loan in the amount of $833.33 and $5000.  Comments on 08/27/2015 and 08/26/2016 also indicate that monthly HAMP incentives have been posted.  No other details are noted about the prior completed loan modification during the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112629	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior completed loan modification.  Per the pay history on 08/27/2015 and 08/26/2016, HAMP incentive payments were applied to the loan in the amount of $833.33 and $5000.  Comments on 08/27/2015 and 08/26/2016 also indicate that the HAMP incentive payments were posted to the loan.  No other details are noted about the prior completed loan modification.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112594	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior completed loan modification.  Per the pay history on 12/29/2014 and 12/28/2015, HAMP incentive payments were applied to the loan.  Commentary on 12/28/2015 also indicates that the HAMP incentive was posted to the loan.  No other details are noted about the completed loan modification.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112849	xxx	Current	No

A property inspection was completed on 06/30/2015 and property was reported as occupied and in good condition.  On 09/08/2016, a property inspection was requested; however as of 09/10/2016, the property inspection results were not noted..

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior completed loan modification.  The pay history reflects a HAMP incentive payment applied on 03/29/2016. Comments on 03/29/2016 also indicate that monthly HAMP incentive has been posted.  No other details are noted about the prior completed loan modification during the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A property inspection was completed on 06/30/2015 and property was reported as occupied and in good condition.  On 09/08/2016, a property inspection was requested; however as of 09/10/2016, the property inspection results were not noted..

8112816	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior completed loan modification. Comments on 02/29/2016 indicate that the monthly HAMP incentives posted and the pay history also reflects HAMP incentive payments applied on 02/27/2015 and 02/29/2016 in the amounts of $547.16 and $5000.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112770	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior loan modification.  Comments on 10/27/2015 indicate HAMP incentive posted.  The pay history on 10/27/2014 and 10/27/2015 indicates that HAMP payment incentives were posted in the amount of $378.44 and $473.05.  No other details are noted regarding the prior loan modification.  Comments on 12/11/2015 indicate that the borrower wanted an extension for the December payment due to the borrower paying out of pocket for their wrecked car. Comments on 12/XX/2015 indicate that the investor approved a one month extension.  On 12/XX/2015, the extension was activated with a next due date of 01/XX/2016. The borrower also wanted to make a partial payment of $775.  $774.94 was applied to uncollected fees and $.06 was applied to escrow.  Comments on 12/31/2015 indicate that the Extension Agreement was received.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112631	xxx	Current	No

Comments on 04/12/2016 and 04/13/2016 indicate that the borrower inquired about a modification to lower the interest; however, the borrower was advised they did not qualify for a loan modification as the loan is not in jeopardy of foreclosure. The borrower was not experiencing a hardship only wanted to lower the payments. Comments on 08/16/2016 indicate that a complaint was received from the borrower’s attorney disputing the credit reporting.  An acknowledgment letter was mailed to the attorney on 08/18/2016 and on 9/01/2016 a response letter was sent to the borrowers’ attorney advising that the information reported was correct.  The response also included was a copy of the complaint and updated payment history. The comments also indicate that this was the fourth credit dispute response sent to the borrowers’ attorney.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence that the loan was modified prior to the preview period. Comments on 02/29/2016 indicate that a HAMP incentive payment was posted to the account. No other details are noted.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 04/12/2016 and 04/13/2016 indicate that the borrower inquired about a modification to lower the interest; however, the borrower was advised they did not qualify for a loan modification as the loan is not in jeopardy of foreclosure. The borrower was not experiencing a hardship only wanted to lower the payments. Comments on 08/16/2016 indicate that a complaint was received from the borrower’s attorney disputing the credit reporting.  An acknowledgment letter was mailed to the attorney on 08/18/2016 and on 9/01/2016 a response letter was sent to the borrowers’ attorney advising that the information reported was correct.  The response also included was a copy of the complaint and updated payment history. The comments also indicate that this was the fourth credit dispute response sent to the borrowers’ attorney.

8112813	xxx	Current	No			Comments on 09/10/2016 indicate that the loan was delinquent but is now current. Last contact with the borrower was on 07/28/2016.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence that the loan was modified prior to the review period. Comments on 09/25/2015 indicate that a HAMP incentive was applied to the loan. No other details are noted.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 09/10/2016 indicate that the loan was delinquent but is now current. Last contact with the borrower was on 07/28/2016.

8112867	xxx	Current	No

• The borrower received an insurance check in the amount of $9,473.01 on 8/14/2015 and it was forwarded to management for approval on 8/18/2015. An approval was received on 8/19/2015 to endorse and release the check to the borrower. No property damage was reported within the review period.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: • The borrower received an insurance check in the amount of $9,473.01 on 8/14/2015 and it was forwarded to management for approval on 8/18/2015. An approval was received on 8/19/2015 to endorse and release the check to the borrower. No property damage was reported within the review period.

8113027	xxx	Collections	No			A comment on 5/11/2016 indicated the borrower stated the reason for default was due to business running slow and low receivables.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A comment on 5/11/2016 indicated the borrower stated the reason for default was due to business running slow and low receivables.

8113241	xxx	Current	Yes	Borrower Dispute Missing Comment History

Comments on 6/7/2016 indicate the borrower is disputing a late payment reporting as per the borrower the payment was made via bill pay on 5/9/2016. As of 5/16/2016 the payment wasn’t received and the borrower had to place a stop payment on the check. The borrower was going to fax a letter from Chase bank and the request for the month of May reported corrected. The comments on 6/27/2016 stated that the credit dispute was closed as the letter from the borrower was never received.
Missing comment history from 9/1/2015 to 2/11/2016.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: Comments on 6/7/2016 indicate the borrower is disputing a late payment reporting as per the borrower the payment was made via bill pay on 5/9/2016. As of 5/16/2016 the payment wasn’t received and the borrower had to place a stop payment on the check. The borrower was going to fax a letter from Chase bank and the request for the month of May reported corrected. The comments on 6/27/2016 stated that the credit dispute was closed as the letter from the borrower was never received.

8112497	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112498	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112500	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112501	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112511	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112520	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112538	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112550	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112588	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113008	xxx	Current	Yes	Borrower Dispute

On 5/2/2016, the borrower stated that funds were sent by western union for the May payment; however, the payment was not received and a research request was opened. On 5/24/2016, the borrower requested a copy of the payment history and on 8/5/2016; a correspondence was received regarding the disputed payment. No further information regarding the dispute was identified.

A loan modification was denied prior to the review period and the 30 day period to appeal the modification denial expired on 8/3/2015. On 8/5/2015, the borrower disputed the gross amount used in the modification review as it was incorrect. On 8/14/2015, the borrower was advised that the social security and retirement income was grossed up by 25%; as such, a loan modification was not an option. The servicer advised of a repayment plan; however, there were no indications that a repayment plan was setup. Additionally, the borrower had no funds to reinstate the loan. The comments of 10/26/2015 indicate that as of the last inspection completed on 10/23/2015, the property is owner occupied.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: On 5/2/2016, the borrower stated that funds were sent by western union for the May payment; however, the payment was not received and a research request was opened. On 5/24/2016, the borrower requested a copy of the payment history and on 8/5/2016; a correspondence was received regarding the disputed payment. No further information regarding the dispute was identified.
 ADDITIONAL INFORMATION: A loan modification was denied prior to the review period and the 30 day period to appeal the modification denial expired on 8/3/2015. On 8/5/2015, the borrower disputed the gross amount used in the modification review as it was incorrect. On 8/14/2015, the borrower was advised that the social security and retirement income was grossed up by 25%; as such, a loan modification was not an option. The servicer advised of a repayment plan; however, there were no indications that a repayment plan was setup. Additionally, the borrower had no funds to reinstate the loan. The comments of 10/26/2015 indicate that as of the last inspection completed on 10/23/2015, the property is owner occupied.

8112506	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/19/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112503	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 10/18/2015.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112517	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112518	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112536	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112551	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112586	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113206	xxx	Collections	No			A property inspection was ordered on 9/8/2016; however, the results were not received.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A property inspection was ordered on 9/8/2016; however, the results were not received.

8113230	xxx	Current	No

Commentary dated 02/22/2016 that there was a dispute received from the borrower regarding credit, escrow, and late fees. The dispute was resolved as of 04/01/2016 that the status changed was completed and that the credit reporting is correct, XXX did not have proper mailing address to send escrow analysis and payment changes.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 02/22/2016 that there was a dispute received from the borrower regarding credit, escrow, and late fees. The dispute was resolved as of 04/01/2016 that the status changed was completed and that the credit reporting is correct, XXX did not have proper mailing address to send escrow analysis and payment changes.

8112584	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113240	xxx	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112583	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112505	xxx	Current	Yes	Other (please explain)

Commentary dated 06/01/2016 reflects that payments were applied incorrectly to the account due to incorrect force placed flood insurance added to the subject account; the account was updated to reflect as non-escrow on 06/09/2016. The account was submitted for payment and escrow research on 06/10/2016; a written complaint was received from the borrower on to dispute late charges on their credit report due to the force placed flood insurance. The issue was resolved on 07/26/2016, the delinquent payments were corrected to report as current; a letter was subsequently mailed to the borrower to reflect the credit reporting changes. The account has been under escrow review and research in regards to the flood insurance; commentary dated 09/14/2016 reflects a new escrow analysis is required, as the account should be reporting tax/escrow information. No further information is disclosed in regard the escrow review and/or insurance issue.

Commentary dated 06/01/2016 reflects that payments were applied incorrectly to the account due to incorrect force placed flood insurance added to the subject account; the account was updated to reflect as non-escrow on 06/09/2016. The account was submitted for payment and escrow research on 06/10/2016; a written complaint was received from the borrower on to dispute late charges on their credit report due to the force placed flood insurance. The issue was resolved on 07/26/2016, the delinquent payments were corrected to report as current; a letter was subsequently mailed to the borrower to reflect the credit reporting changes. The account has been under escrow review and research in regards to the flood insurance; commentary dated 09/14/2016 reflects a new escrow analysis is required, as the account should be reporting tax/escrow information. No further information is disclosed in regard the escrow review and/or insurance issue.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: Commentary dated 06/01/2016 reflects that payments were applied incorrectly to the account due to incorrect force placed flood insurance added to the subject account; the account was updated to reflect as non-escrow on 06/09/2016. The account was submitted for payment and escrow research on 06/10/2016; a written complaint was received from the borrower on to dispute late charges on their credit report due to the force placed flood insurance. The issue was resolved on 07/26/2016, the delinquent payments were corrected to report as current; a letter was subsequently mailed to the borrower to reflect the credit reporting changes. The account has been under escrow review and research in regards to the flood insurance; commentary dated 09/14/2016 reflects a new escrow analysis is required, as the account should be reporting tax/escrow information. No further information is disclosed in regard the escrow review and/or insurance issue.
 ADDITIONAL INFORMATION: Commentary dated 06/01/2016 reflects that payments were applied incorrectly to the account due to incorrect force placed flood insurance added to the subject account; the account was updated to reflect as non-escrow on 06/09/2016. The account was submitted for payment and escrow research on 06/10/2016; a written complaint was received from the borrower on to dispute late charges on their credit report due to the force placed flood insurance. The issue was resolved on 07/26/2016, the delinquent payments were corrected to report as current; a letter was subsequently mailed to the borrower to reflect the credit reporting changes. The account has been under escrow review and research in regards to the flood insurance; commentary dated 09/14/2016 reflects a new escrow analysis is required, as the account should be reporting tax/escrow information. No further information is disclosed in regard the escrow review and/or insurance issue.

8113246	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112527	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/2/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112544	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/2/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112546	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/2/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112526	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112528	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112545	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112553	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112556	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112557	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112558	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112559	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112561	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112562	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112563	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112564	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112568	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112572	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112576	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112577	xxx	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112848	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113177	xxx	Collections	No

Comments dated 2/8/2016 indicated that curtailment of income is due to tenants not paying rent on time. On 3/XX/2016, a tax sale notice for a delinquent water lien was received from the XX Department of Finance. The sale was scheduled to be held on 5/XX/2016; however, a request to approve a payment in amount of $3,924.85 was submitted on 3/XX/2016 to satisfy the lien. The payment was approved and sent out on 4/XX/2016. Additionally, the payment was confirmed on 5/XX/2016 by the Tax Department.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments dated 2/8/2016 indicated that curtailment of income is due to tenants not paying rent on time. On 3/10/2016, a tax sale notice for a delinquent water lien was received from the XXX Department of Finance. The sale was scheduled to be held on 5/11/2016; however, a request to approve a payment in amount of $3,924.85 was submitted on 3/16/2016 to satisfy the lien. The payment was approved and sent out on 4/14/2016. Additionally, the payment was confirmed on 5/9/2016 by the Tax Department.

8112617	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112628	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112775	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112780	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112786	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113010	xxx	Current	No

Comments dated 6/20/2016 indicate the property is owner occupied per the inspection completed on 5/22/2016.    Comments on 5/10/2016 indicates the customer advised hesent in modification paperwork, the servicer advised that it had not been received at that time.  Comments on 6/10/2016 indicate the customer advised that they sent in modification paperwork twice, the customer was advised that no paperwork had been received.  There is no further loss mitigation detail on this loan during the review period.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments dated 6/20/2016 indicate the property is owner occupied per the inspection completed on 5/22/2016.    Comments on 5/10/2016 indicates the customer advised hesent in modification paperwork, the servicer advised that it had not been received at that time.  Comments on 6/10/2016 indicate the customer advised that they sent in modification paperwork twice, the customer was advised that no paperwork had been received.  There is no further loss mitigation detail on this loan during the review period.

8112851	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113037	xxx	Collections	No

Comments dated 7/28/2016 indicate the servicer received a signed deferral letter however, updated financials were needed.  The servicer called the borrower to advise of the same on 7/29/2016 and 7/30/2016.  The deferment was not pursued.    Comments on 8/24/2016 indicate a deferral letter was received and submitted to special loans to process.  There is no outcome to the payment deferral at the end of the review period.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments dated 7/28/2016 indicate the servicer received a signed deferral letter however, updated financials were needed.  The servicer called the borrower to advise of the same on 7/29/2016 and 7/30/2016.  The deferment was not pursued.    Comments on 8/24/2016 indicate a deferral letter was received and submitted to special loans to process.  There is no outcome to the payment deferral at the end of the review period.

8112868	xxx	Collections	No			Comments on 07/07/2016 indicate the last borrower contact and the borrower requested that fees be waived.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 07/07/2016 indicate the last borrower contact and the borrower requested that fees be waived.

8113074	xxx	Current	No

Comments on 11/13/2015 indicate the property is owner occupied per the inspection completed on 12/31/2014.  Comments on 10/22/2015 indicate the customer requested an application for assistance.  Comments on 11/4/2015 indicate the initial package was received.  Comments on 11/5/2015 indicate the loss mitigation template was opened.  Comments on 11/13/2015 indicate the modification was cancelled with customer non-performance.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 11/13/2015 indicate the property is owner occupied per the inspection completed on 12/31/2014.  Comments on 10/22/2015 indicate the customer requested an application for assistance.  Comments on 11/4/2015 indicate the initial package was received.  Comments on 11/5/2015 indicate the loss mitigation template was opened.  Comments on 11/13/2015 indicate the modification was cancelled with customer non-performance.

8112895	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113189	xxx	Collections	No

Due to excessive obligations, this account was placed on two repayment plans per comments dated 8/20/2015 and 2/2/2016 and both plans were kept. On 9/25/2015 the borrower inquired about applying for a loan modification and a package was sent to the borrower. There is no indication that the borrower applied for a loan modification during the review period. Delinquency notices were sent to the borrower monthly throughout the review period.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Due to excessive obligations, this account was placed on two repayment plans per comments dated 8/20/2015 and 2/2/2016 and both plans were kept. On 9/25/2015 the borrower inquired about applying for a loan modification and a package was sent to the borrower. There is no indication that the borrower applied for a loan modification during the review period. Delinquency notices were sent to the borrower monthly throughout the review period.

8112912	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112919	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112922	xxx	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112903	xxx	Current	No			On 1/14/2016, the borrower advised that they are experiencing excessive obligations; however, as of 8/1/2016, the loan is current and due for 9/XX/2016.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 1/14/2016, the borrower advised that they are experiencing excessive obligations; however, as of 8/1/2016, the loan is current and due for 9/XX/2016.

8112890	xxx	Collections	No

On 10/23/2015 results of the property inspection completed on 10/22/2015 were received and indicated property was occupied. Additionally, a comment on 7/13/2016 indicated the borrower stated the reason for default was due to the borrower being unemployed.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 10/23/2015 results of the property inspection completed on 10/22/2015 were received and indicated property was occupied. Additionally, a comment on 7/13/2016 indicated the borrower stated the reason for default was due to the borrower being unemployed.

8113064	xxx	Collections	No

On 6/30/2016 the borrower discussed and agreed to a deferral plan, borrower was having cash flow issues with his business, signed agreement received and on 7/XX/2016 the May 2016 and June 2016 payments were deferred until the maturity loan. The comments of 6/23/2016 indicate that as of the last inspection on 6/22/2016 the property is owner occupied.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 6/30/2016 the borrower discussed and agreed to a deferral plan, borrower was having cash flow issues with his business, signed agreement received and on 7/01/2016 the May 2016 and June 2016 payments were deferred until the maturity loan. The comments of 6/23/2016 indicate that as of the last inspection on 6/22/2016 the property is owner occupied.

8112967	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112978	xxx	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112996	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112729	xxx	Current	No			Per comments on 8/11/2015, an insurance claim was opened prior to the review period. The work was 95% complete and final draw was disbursed in the amount of $6666.67.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per comments on 8/11/2015, an insurance claim was opened prior to the review period. The work was 95% complete and final draw was disbursed in the amount of $6666.67.

8113013	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113016	xxx	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112930	xxx	Current	No			Per comments skip tracing efforts were performed on 8/13/2015, 9/17/2015, 9/23/2015, 12/17/2015 and 1/7/2016.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per comments skip tracing efforts were performed on 8/13/2015, 9/17/2015, 9/23/2015, 12/17/2015 and 1/7/2016.

8113024	xxx	Collections	No			Several skip trace efforts were done throughout the review period; however, no new results were identified.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Several skip trace efforts were done throughout the review period; however, no new results were identified.

8112549	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 10/18/2015.	The account was previously under a delinquent status, the borrower reinstated the loan 01/05/2016; however reason for default was not cited.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously under a delinquent status, the borrower reinstated the loan 01/05/2016; however reason for default was not cited.

8113070	xxx	Current	No			The borrower advised on 12/3/2015 that the subject property is a rental property.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower advised on 12/3/2015 that the subject property is a rental property.

8113041	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113047	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112981	xxx	Collections	No

The borrower advised on 7/30/2016 that they did not have funds to make the August payment as their working hours were cut off. The servicer offered to run their financials for loss mitigation purposes; however, the borrower refused to provide it. No property damage was reported within the review period.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower advised on 7/30/2016 that they did not have funds to make the August payment as their working hours were cut off. The servicer offered to run their financials for loss mitigation purposes; however, the borrower refused to provide it. No property damage was reported within the review period.

8113075	xxx	Current	No

The borrower called on 9/17/2015 inquiring if the house can be sold to one of their children. The borrower was advised of the selling process requirements; howver, no further comments regarding this inquiry were identified in the remainder of the review period.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower called on 9/17/2015 inquiring if the house can be sold to one of their children. The borrower was advised of the selling process requirements; howver, no further comments regarding this inquiry were identified in the remainder of the review period.

8112760	xxx	Current	No			The borrower was delinquent prior to the review period however; the loan was brought current on 1/15/2016 as the borrower was approved for a 401K disbursement.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower was delinquent prior to the review period however; the loan was brought current on 1/15/2016 as the borrower was approved for a 401K disbursement.

8113100	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113151	xxx	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113163	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113175	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112547	xxx	Current	No

The last contact was with the borrower on 7/25/2016. The borrower called to advise the June and July payment had been sent and will be sending another payment on July 29. Commentary noted on 9/8/2016 that a property inspection was requested; as of 9/10/2016, no evidence of being received.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last contact was with the borrower on 7/25/2016. The borrower called to advise the June and July payment had been sent and will be sending another payment on July 29. Commentary noted on 9/8/2016 that a property inspection was requested; as of 9/10/2016, no evidence of being received.

8113188	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112548	xxx	Current	Yes	Borrower Dispute Missing Comment History

The borrower submitted a verbal payment/credit dispute on 08/24/2016 for misapplied payments and credit bureau reporting.  As of 09/10/2016, there we no further details regarding the dispute.
Missing comment history from 9/1/2015 to 11/24/2015.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: The borrower submitted a verbal payment/credit dispute on 08/24/2016 for misapplied payments and credit bureau reporting.  As of 09/10/2016, there we no further details regarding the dispute.

8112504	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112585	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.	The last inspection was requested on 9/8/2016 but there is no evidence to support the inspection results.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last inspection was requested on 9/8/2016 but there is no evidence to support the inspection results.

8113190	xxx	Current	No			The last property inspection was completed on 02/25/2016 and the property was reported occupied by non-owner.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection was completed on 02/25/2016 and the property was reported occupied by non-owner.

8112784	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112809	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112812	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112819	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112839	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113183	xxx	Collections	No			The servicer inquired about the reason for default several times during the review period; however, the borrower refused to provide it. No property damage was reported within the review period.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The servicer inquired about the reason for default several times during the review period; however, the borrower refused to provide it. No property damage was reported within the review period.

8113130	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113202	xxx	Current	No			The servicer received the HAMP loss mitigation package from the borrower on 10/19/2015. The borrower was denied on 11/20/2015 due to missing information was not received.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The servicer received the HAMP loss mitigation package from the borrower on 10/19/2015.  The borrower was denied on 11/20/2015 due to missing information was not received.

8113030	xxx	Collections	No

There is no evidence of foreclosure, loss mitigation or bankruptcy activities during the review period. As of 8/24/2016 the borrower has been unresponsive to collection efforts for the August 2016 payment. Furthermore, there is no evidence of the subject property sustaining any damages.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: There is no evidence of foreclosure, loss mitigation or bankruptcy activities during the review period. As of 8/24/2016 the borrower has been unresponsive to collection efforts for the August 2016 payment. Furthermore, there is no evidence of the subject property sustaining any damages.

8112507	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112521	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112525	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112499	xxx	Current	No			There was no contact established with the borrower during the review period. A property inspection dated 08/20/2016 was received however the occupancy status was not included in the results.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: There was no contact established with the borrower during the review period.  A property inspection dated 08/20/2016 was received however the occupancy status was not included in the results.

8112785	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113238	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112587	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: This account was approved for a HAMP modification prior to the servicing review period. Per servicing comments dated 8/11/2015 and 1/27/2016 HAMP incentives were posted to the account.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113231	xxx	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: A comment on 9/10/2015 indicated that there Chapter 7 bankruptcy was filed on 6/XX/2015 and dismissed on 8/XX/2015.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112502	xxx	Bankruptcy Ch.13	Yes	Borrower Dispute Missing Comment History

Commentary dated 07/06/2016 indicated that an email was received from the borrower disputed the fee balance on the account and was requesting invoice or proof of payment (total amount being disputed was $359.00).  The borrower was advised on 08/10/2016 that out of the disputed amount, $220.00 in non-recoverable fees were waived, however, the borrower wanted additional information regarding the remaining; the borrower was informed that the remaining amount were services from the prior servicer performed.  As of 09/14/2016, there is no evidence of the dispute being resolved.
Missing comment history from 9/1/2015 to 1/18/2016.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 01/19/2016 indicated that the borrower filed for chapter 13 bankruptcy (case number not provided) on 09/XX/2011.  It was referenced on 02/08/2016 that the Proof of Claim was filed 02/XX/2012 and the Plan was confirmed 10/XX/2012.  As of 09/14/2016, there is no evidence of a motion for relief being granted or the case being dismissed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: Commentary dated 07/06/2016 indicated that an email was received from the borrower disputed the fee balance on the account and was requesting invoice or proof of payment (total amount being disputed was $359.00).  The borrower was advised on 08/10/2016 that out of the disputed amount, $220.00 in non-recoverable fees were waived, however, the borrower wanted additional information regarding the remaining; the borrower was informed that the remaining amount were services from the prior servicer performed.  As of 09/14/2016, there is no evidence of the dispute being resolved.

8112534	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 07/20/2016 indicated there was a prior bankruptcy that was filed on 02/XX/2011 and discharged 10/XX/2011; however, the chapter and case number were not provided.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8112522	xxx	Bankruptcy Ch.13	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The account is in active Chapter 13 Bankruptcy; the bankruptcy was filed prior to review period, case number and filing dated are not disclosed in the commentary.  As per a conversation with the borrowers on 10/08/2015, the borrower advised they are current and will make post-petition payments directly to the Servicer. The proof of claim referral sent to the attorney on 10/XX/2015. There was a proof of claim filed on 07/XX/2016. The borrower is current on their payments.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

8113244	xxx	Bankruptcy Ch.13	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.

Commentary dated 4/27/2016 indicates that the servicer received authorization from the bankruptcy attorney authorizing the servicer to discuss the loan with the borrower and possible workout alternatives on the loan. The most recent property inspection was requested on 9/8/2016 and as of 9/13/2016, the property inspection results have not been received.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The borrower filed chapter 13 bankruptcy on 10/XX/2015; case number was not provided. Commentary dated 2/17/2016 the debtors plan was filed 10/XX/2015, meeting of creditors was completed on 12/XX/2015 and the plan was confirmed on 2/XX/2016. On 2/XX/2016 indicates the proof of claim was completed. Comments on 6/10/2016, 7/11/2016, 8/10/2016 and 9/10/2016 the account is in an active bankruptcy and current.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 4/27/2016 indicates that the servicer received authorization from the bankruptcy attorney authorizing the servicer to discuss the loan with the borrower and possible workout alternatives on the loan. The most recent property inspection was requested on 9/8/2016 and as of 9/13/2016, the property inspection results have not been received.

8112531	xxx	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The comment on 7/1/2016 states the borrower filed a chapter 7 bankruptcy on 3/XX/2010 and was discharged on 7/XX/2010.  There is no other further information regarding the bankruptcy in available commentary.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.